Basis of preparation - Going concern (Details) $ in Millions	Dec. 31, 2020 USD ($) tranche
New Credit Facility
Basis of preparation
Borrowing limit	$ 30
Term Loan
Basis of preparation
Borrowing limit	15
Delayed Draw Term Loan
Basis of preparation
Borrowing limit	$ 15
Number of tranches | tranche	3
Borrowing limit in each tranche	$ 5
Expiration period for borrowing	24 months